CASH	9 Months Ended
Dec. 31, 2025
CASH
CASH

3. CASH

The Company’s cash is invested in business accounts, which are available on demand by the Company. The cash balance at December 31, 2025 included $59,513 advance contributions to be spent on exploration expenditures and $204,068 deferred expenditures for services agreement (Note 7).